Convertible Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
EQRx, INC. [Member]
Convertible Preferred Stock (Tables) [Line Items]
Schedule of table summarize the Company’s outstanding Convertible Preferred Stock
	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price (per share)
Series A	262,070,014	262,070,014	$243,536	$243,882	$0.9306
Series B	207,885,043	207,394,482	567,875	568,655	$2.7419
Balance at June 30, 2021	469,955,057	469,464,496	$811,411	$812,537

	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preference	Conversion Price (per share)
Series A	262,070,014	262,070,014	$243,536	$243,882	$0.9306
Series B	191,473,066	181,261,150	496,619	497,000	$2.7419
Balance at December 31, 2020	453,543,080	443,331,164	$740,155	$740,882